NET REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of revenue by Geographical Area Wise
	Consolidated
Revenue:	2021	2020	2019
Domestic market	14,329,931	15,373,742	8,907,766
Foreign market	36,894,728	31,784,934	10,739,036
Other sales	418,217	538,942	61,302
Subtotal	51,642,876	47,697,618	19,708,104

Returns and cancellations	(644,693)	(617,140)	(73,183)
Commercial discounts and rebates	(1,238,667)	(1,062,204)	(1,292,134)
Taxes on sales	(9,594,829)	(9,096,294)	(3,898,097)
Subtotal	(11,478,189)	(10,775,638)	(5,263,414)
Total net revenue	40,164,687	36,921,980	14,444,690